UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-3734

EuroPacific Growth Fund
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Richard M. Phillips
Kirkpatrick & Lockhart Nicholson Graham LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds ®]

EuroPacific Growth Fund®
Investment portfolio

December 31, 2005

unaudited

Common stocks — 89.78%	Shares	Market value (000)

FINANCIALS — 22.41%
Kookmin Bank[1]	16,659,610	$1,255,690
Allianz AG1	4,311,335	651,835
Mitsubishi UFJ Financial Group, Inc.[1]	44,963	609,557
ING Groep NV1	17,377,817	601,904
ABN AMRO Holding NV1	22,564,802	589,907
Banco Bradesco SA, preferred nominative	18,271,200	529,407
Sun Hung Kai Properties Ltd.[1]	53,121,000	517,199
UniCredito Italiano SpA[1]	71,795,000	493,427
Shinhan Financial Group Co., Ltd.[1]	11,949,400	484,216
UBS AG1	4,868,398	463,759
Banco Santander Central Hispano, SA1	32,234,777	424,841
Banco Itaú Holding Financeira SA, preferred nominative	15,806,000	380,859
Unibanco-União de Bancos Brasileiros SA, units (GDR)	5,610,000	356,628
DnB NOR ASA[1]	33,158,000	353,676
Hypo Real Estate Holding AG1	6,680,000	347,197
Mitsui Sumitomo Insurance Co., Ltd.[1]	27,031,000	330,496
HSBC Holdings PLC (United Kingdom)[1]	13,747,439	220,789
HSBC Holdings PLC (Hong Kong)[1]	6,568,436	105,391
ORIX Corp.[1]	1,157,000	294,932
ORIX Corp. (ADR)	189,600	24,136
Promise Co., Ltd.[1]	4,741,950	315,335
Housing Development Finance Corp. Ltd.[1]	11,517,500	309,169
Royal Bank of Scotland Group PLC[1]	9,947,308	299,847
Lloyds TSB Group PLC[1]	31,000,000	260,087
Mitsui Trust Holdings, Inc.[1]	21,427,000	257,561
Hongkong Land Holdings Ltd.[1]	80,980,300	254,304
Sompo Japan Insurance Inc.[1]	18,399,000	247,738
Swire Pacific Ltd., Class A1	27,195,500	244,103
Macquarie Bank Ltd.[1]	4,677,280	233,783
HBOS PLC[1]	12,505,955	213,352
QBE Insurance Group Ltd.[1]	14,700,760	211,040
Société Générale[1]	1,612,000	198,380
NIPPONKOA Insurance Co., Ltd.[1]	24,280,000	194,699
Millea Holdings, Inc.[1]	11,063	190,582
DEPFA BANK PLC[1]	12,890,000	190,314
Bank of Nova Scotia	4,600,000	182,560
PartnerRe Holdings Ltd.	2,437,850	160,094
AIFUL Corp.[1]	1,901,200	158,803
Sumitomo Mitsui Financial Group, Inc.[1]	14,670	154,791
Crédit Agricole SA1	4,870,000	153,453
Samsung Fire & Marine Insurance Co., Ltd.[1]	1,200,950	152,169
Credit Suisse Group[1]	2,865,000	145,740
Westfield Group[1]	10,842,114	144,155
Takefuji Corp.[1]	2,118,000	143,602
China Construction Bank Corp., H shares[2]	407,094,100	141,772
Sberbank (Savings Bank of the Russian Federation) (GDR)	950,000	124,450
DBS Group Holdings Ltd.[1]	12,450,000	123,531
ICICI Bank Ltd.[1]	6,982,300	90,740
ICICI Bank Ltd. (ADR)	1,111,300	32,005
Zurich Financial Services[1,2]	532,000	113,206
Banco Bilbao Vizcaya Argentaria, SA1	6,206,200	110,823
BNP Paribas[1]	1,275,056	103,148
PT Bank Mandiri (Persero) Tbk[1]	606,602,500	101,161
Mizuho Financial Group, Inc.[1]	12,700	100,719
AXA[1]	3,000,000	96,886
Chinatrust Financial Holding Co., Ltd.[1]	113,877,198	90,372
State Bank of India[1]	4,404,662	88,876
Westpac Banking Corp.[1]	5,119,760	85,498
Woori Finance Holdings Co., Ltd.[1]	4,000,000	79,363
Fairfax Financial Holdings Ltd.	500,000	72,252
Cathay Financial Holding Co., Ltd.[1]	33,050,000	60,020
St. George Bank Ltd.[1]	2,374,778	51,679
Brascan Corp., Class A	950,500	47,917
Mitsubishi Estate Co., Ltd.[1]	2,230,000	46,295
Malayan Banking Bhd.[1]	13,150,300	38,612
Erste Bank der oesterreichischen Sparkassen AG1	299,686	16,629
Security Capital European Realty[1,2,3]	39,607	633
		15,868,094

CONSUMER DISCRETIONARY — 12.24%
Toyota Motor Corp.[1]	11,122,600	576,787
Industria de Diseno Textil, SA1	16,601,871	540,804
Mediaset SpA[1]	49,429,411	523,320
Hyundai Motor Co.[1]	4,611,120	441,393
Continental AG1	4,977,500	441,086
Honda Motor Co., Ltd.[1]	7,442,150	424,387
LG Electronics Inc.[1]	4,547,900	400,012
Swatch Group Ltd[1]	5,548,932	362,645
Bridgestone Corp.[1]	16,316,000	338,865
Kingfisher PLC[1]	71,347,191	290,814
Sony Corp.[1]	7,070,000	288,750
Grupo Televisa, SA, ordinary participation certificates (ADR)	3,348,400	269,546
News Corp. Inc.	16,958,440	265,663
Vivendi Universal[1]	8,160,000	255,798
Daito Trust Construction Co., Ltd.[1]	4,515,000	233,790
Koninklijke Philips Electronics NV1	6,110,000	189,766
DSG International PLC[1]	65,779,418	185,036
Suzuki Motor Corp.[1]	9,396,867	174,145
Compagnie Générale des Etablissements Michelin[1]	3,080,900	172,958
Porsche AG, preferred shares[1]	240,000	172,173
Accor SA1	2,752,000	151,506
Rakuten, Inc.[1]	151,425	145,450
Fuji Heavy Industries Ltd.[1]	25,777,000	139,835
Yamada Denki Co., Ltd.[1]	1,099,400	137,083
Cie. Financière Richemont AG, units, Class A1	3,058,816	132,924
Nikon Corp.[1]	8,259,000	129,666
Esprit Holdings Ltd.[1]	17,700,000	125,904
NOK Corp.[1]	4,596,000	124,786
Pearson PLC[1]	9,037,272	106,808
Publishing & Broadcasting Ltd.[1]	8,288,610	99,967
British Sky Broadcasting Group PLC[1]	11,095,938	94,654
HYUNDAI MOBIS[1]	1,016,350	92,837
Reed Elsevier NV1	6,648,100	92,771
Reed Elsevier PLC[1]	7,300,000	68,477
Marks and Spencer Group PLC[1]	7,600,000	65,891
Premiere AG1,2	3,618,000	63,320
Sekisui House, Ltd.[1]	4,780,000	59,926
Thomson Corp.	1,753,500	59,818
Volkswagen AG, nonvoting preferred[1]	1,333,000	51,224
Li & Fung Ltd.[1]	24,388,000	47,067
Daiwa House Industry Co., Ltd.[1]	2,960,300	46,176
Agfa-Gevaert NV1	1,900,000	34,623
Funai Electric Co., Ltd.[1]	285,000	31,453
NEXT PLC[1]	385,000	10,152
Kesa Electricals PLC[1]	1,419,851	6,341
Antena 3 Televisión, SA1	64,652	1,540
TI Automotive Ltd., Class A1,2	3,197,300	—
		8,667,937

INFORMATION TECHNOLOGY — 10.95%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	426,816,406	814,057
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,800,200	107,030
Samsung Electronics Co., Ltd.[1]	1,156,475	748,136
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	23,562
Hon Hai Precision Industry Co., Ltd.[1]	136,046,846	747,447
SOFTBANK CORP.[1]	12,752,400	539,177
Rohm Co., Ltd.[1]	4,506,500	488,969
Murata Manufacturing Co., Ltd.[1]	6,377,500	408,476
Toshiba Corp.[1]	62,430,000	372,391
Hoya Corp.[1]	9,772,000	351,139
Hynix Semiconductor Inc. (formerly Hyundai Electronics Industries Co., Ltd.)[1,2]	9,713,700	334,231
Nippon Electric Glass Co., Ltd.[1]	13,969,000	304,393
Tokyo Electron Ltd.[1]	4,545,700	284,688
Hirose Electric Co., Ltd.[1]	1,830,000	243,616
livedoor Co., Ltd.[1,2]	35,250,000	220,166
High Tech Computer Corp.[1]	11,400,000	214,272
Chi Mei Optoelectronics Corp.[1]	124,073,598	183,696
Mediatek Incorporation[1]	14,673,324	173,133
Powerchip Semiconductor Corp.[1]	220,128,000	145,453
SAP AG1	760,000	137,547
Yahoo Japan Corp.[1]	90,600	136,906
AU Optronics Corp.[1]	84,355,000	125,490
Canon, Inc.[1]	2,094,000	122,428
Acer Inc.[1]	42,892,000	108,008
Advanced Semiconductor Engineering, Inc.[1]	116,643,491	107,278
TDK Corp.[1]	1,525,000	104,893
Infosys Technologies Ltd.[1]	980,000	65,259
Wipro Ltd.[1]	6,000,000	61,721
ASML Holding NV1,2	2,500,000	49,988
ASML Holding NV (New York registered)[2]	213,000	4,277
Ricoh Co., Ltd.[1]	1,125,000	19,684
Samsung SDI Co., Ltd.[1]	65,020	7,446
		7,754,957

TELECOMMUNICATION SERVICES — 9.15%
América Móvil SA de CV, Series L (ADR)	33,648,000	$984,540
América Móvil SA de CV, Series L	21,540,000	31,553
Vodafone Group PLC[1]	422,924,090	911,264
Koninklijke KPN NV1	54,855,000	549,508
Telekom Austria AG1	19,684,056	441,143
France Télécom, SA1	15,243,000	378,472
Teléfonos de México, SA de CV, Class L (ADR)	14,060,000	347,001
Teléfonos de México, SA de CV, Class L	14,360,000	17,788
Tele Norte Leste Participações SA, preferred nominative	16,764,775	297,769
Tele Norte Leste Participações SA, ordinary nominative	762,130	17,386
Tele Norte Leste Participações SA, preferred nominative (ADR)	130,000	2,330
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	518,454,200	311,354
Telefónica, SA1	18,795,893	282,741
China Mobile Ltd.[1]	40,672,000	192,464
Portugal Telecom, SGPS, SA1	15,795,000	159,785
Singapore Telecommunications Ltd.[1]	90,508,500	141,904
KT Corp.[1]	2,335,060	94,477
KT Corp. (ADR)	2,172,880	46,826
China Unicom Ltd.[1]	164,248,000	133,235
Telenor ASA[1]	12,500,000	122,511
KDDI Corp.[1]	20,000	115,322
BT Group PLC[1]	30,000,000	114,810
Advanced Info Service PCL[1]	42,980,000	113,188
Mobile Telesystems OJSC (ADR)	3,004,000	105,140
Philippine Long Distance Telephone Co.[1]	2,940,040	100,957
Bharti Tele-Ventures Ltd.[1,2]	12,507,000	96,193
SK Telecom Co., Ltd. (ADR)	4,255,575	86,346
BCE Inc.	3,145,196	75,397
Belgacom SA1	2,086,086	67,981
Deutsche Telekom AG1	3,772,500	62,793
China Netcom Group Corp. Ltd. (ADR)	1,592,800	51,670
Telecomunicações de Sao Paulo SA, preferred nominative	1,361,761	27,946
		6,481,794

HEALTH CARE — 8.05%
Roche Holding AG1	12,159,200	1,824,902
Sanofi-Aventis[1]	10,838,343	947,628
Novo Nordisk A/S, Class B1	13,224,650	743,513
AstraZeneca PLC (Sweden)[1]	10,096,617	493,299
AstraZeneca PLC (United Kingdom)[1]	4,505,000	218,948
Chugai Pharmaceutical Co., Ltd.[1]	19,637,100	421,625
UCB NV1	6,796,059	318,873
Novartis AG1	4,613,960	242,458
Smith & Nephew PLC[1]	21,530,100	198,339
Shionogi & Co., Ltd.[1]	8,809,000	124,071
Essilor[1]	1,250,000	100,769
Elan Corp., PLC (ADR)[2]	3,000,000	41,790
Coloplast A/S, Class B1	371,000	23,009
		5,699,224

ENERGY — 6.70%
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	10,301,150	$734,163
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	798,850	51,422
Royal Dutch Shell PLC, Class B1	9,583,091	306,884
Royal Dutch Shell PLC, Class A1	6,600,000	201,568
Royal Dutch Shell PLC, Class B (ADR)	1,874,848	120,984
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	61,490
Canadian Natural Resources, Ltd.	8,580,000	425,310
MOL Magyar Olaj- és Gázipari Rt., Class A1	4,500,500	421,468
Reliance Industries Ltd.[1]	20,260,718	400,833
Norsk Hydro ASA[1]	3,175,000	327,792
Norsk Hydro ASA (ADR)	250,000	25,795
Petro-Canada	8,600,000	345,080
Oil & Natural Gas Corp. Ltd.[1]	10,204,400	266,441
TOTAL SA1	936,100	235,357
Repsol YPF, SA1	7,732,800	225,799
Nexen Inc.	4,308,231	205,369
SK Corp.[1]	2,207,530	114,152
ENI SpA[1]	3,500,000	96,946
Husky Energy Inc.	1,900,000	96,422
OAO NOVATEK (GDR)[1,3]	1,197,600	26,930
OAO NOVATEK (GDR)[1]	925,000	20,800
PetroChina Co. Ltd. ,Class H1	36,000,000	29,587
		4,740,592

CONSUMER STAPLES — 6.36%
Nestlé SA1	2,332,500	696,489
Seven & I Holdings Co., Ltd.[1,2]	16,027,000	687,110
Koninklijke Ahold NV1,2	70,836,332	530,985
Groupe Danone[1]	2,578,000	269,433
Tesco PLC[1]	35,889,561	204,567
METRO AG1	3,965,000	191,261
Cía. de Bebidas das Américas - AmBev, preferred nominative (ADR)	5,000,000	190,250
Unilever PLC[1]	19,106,185	189,320
Unilever NV1	2,722,800	186,208
Wal-Mart de México, SA de CV, Series V	32,417,859	180,206
Diageo PLC[1]	10,566,089	152,862
Shinsegae Co., Ltd.[1]	310,000	136,045
Coca-Cola HBC SA	4,184,583	123,134
Woolworths Ltd.[1]	8,410,292	103,978
Uni-Charm Corp.[1]	2,213,900	99,391
L’Oréal SA1	1,230,000	91,279
Gallaher Group PLC[1]	5,550,866	83,812
Foster’s Group Ltd.[1]	19,950,000	81,627
Orkla AS1	1,371,428	56,692
Heineken NV1	1,625,000	51,513
Fomento Económico Mexicano, SA de CV (ADR)	685,600	49,713
Pernod Ricard Co.[1]	275,000	47,924
Coca-Cola FEMSA, SA de CV, Series L	13,500,000	37,007
Royal Numico NV1,2	840,000	34,759
Coles Myer Ltd.[1]	3,470,000	25,960
		4,501,525

MATERIALS — 5.12%
Bayer AG1	12,510,000	$522,571
Cemex, SA de CV, ordinary participation certificates, units (ADR)	8,504,791	504,589
Nitto Denko Corp.[1]	5,792,900	452,045
Cía. Vale do Rio Doce, preferred nominative, Class A	6,860,000	245,891
Cía. Vale do Rio Doce, ordinary nominative (ADR)	4,896,700	201,450
POSCO[1]	1,165,000	233,573
AngloGold Ashanti Ltd.[1]	3,860,000	191,063
Kuraray Co., Ltd.[1]	16,637,500	172,463
Siam Cement PCL[1]	19,086,100	122,759
JSR Corp.[1]	4,420,000	116,217
Gold Fields Ltd.[1]	6,107,500	107,696
BHP Billiton PLC[1]	6,000,000	97,902
Placer Dome Inc.	3,612,200	82,708
UPM-Kymmene Corp.[1]	4,000,000	78,389
Harmony Gold Mining Co. Ltd.[1,2]	5,650,000	75,328
Ivanhoe Mines Ltd.[2]	10,160,000	72,971
Stora Enso Oyj, Class R1	5,394,843	72,958
Holcim Ltd.[1]	1,028,571	70,032
Kaneka Corp.[1]	4,100,000	49,574
L’Air Liquide[1]	224,000	43,026
Clariant Ltd.[1,2]	2,295,000	33,805
Sappi Ltd.[1]	2,383,000	27,314
Yara International ASA[1]	1,580,000	22,937
Rio Tinto PLC[1]	375,000	17,130
Abitibi-Consolidated Inc.	1,800,000	7,215
		3,621,606

INDUSTRIALS — 4.63%
Siemens AG1	7,604,000	650,529
Asahi Glass Co., Ltd.[1]	38,439,000	495,004
Mitsubishi Corp.[1]	15,700,000	347,195
FANUC LTD[1]	3,050,000	258,680
Marubeni Corp.[1]	44,500,000	237,538
Nippon Express Co., Ltd.[1]	37,594,500	229,432
Sandvik AB1	3,792,000	176,425
Mitsui & Co., Ltd.[1]	12,449,000	160,064
Air France[1]	5,782,316	123,721
British Airways PLC[1,2]	20,000,000	114,724
Capita Group PLC[1]	14,197,623	101,744
Bharat Heavy Electricals Ltd.[1]	3,000,000	92,521
Metso Oyj[1]	2,500,000	68,358
Bombardier Inc., Class B	20,473,200	48,603
JS Group Corp.[1]	2,390,000	47,842
Vedior NV1	2,911,673	43,139
Wesfarmers Ltd.[1]	1,180,000	32,010
Qantas Airways Ltd.[1]	9,309,391	27,596
Contax Participacoes, SA	16,764,775	20,162
Contax Participações SA, ordinary nominative[2]	762,130	1,239
Contax Participações SA, preferred nominative (ADR)	130,000	157
Ainax AB1	112,445	3,836
		3,280,519

UTILITIES — 2.68%
E.ON AG1	3,948,000	$408,645
Unified Energy System of Russia (GDR)[1]	8,238,083	351,121
National Grid PLC[1]	31,540,061	308,352
Veolia Environnement[1]	5,335,400	241,352
Scottish Power PLC[1]	24,286,000	226,632
Gas Natural SDG, SA1	6,510,000	182,201
Hong Kong and China Gas Co. Ltd.[1]	50,000,000	106,669
Korea Electric Power Corp.[1]	1,915,960	71,830
		1,896,802

MISCELLANEOUS — 1.49%
Other common stocks in initial period of acquisition		1,055,752

Total common stocks (cost: $44,043,534,000)		63,568,802

Warrants — 0.03%

FINANCIALS — 0.03%
ING Groep NV, warrants, expire 2008[2]	1,730,000	23,325

Total warrants (cost: $46,430,000)		23,325

Convertible securities — 0.03%	Principal amount

FINANCIALS — 0.03%
Fairfax Financial Holdings Ltd. 5.00% convertible debentures 2023[3]	$20,000,000	17,925

Total convertible securities (cost: $20,369,000)		17,925

	Principal amount	Market value
Short-term securities — 9.89%	(000)	(000)

HBOS Treasury Services PLC 4.21%-4.405% due 2/9-3/31/2006	264,800	262,696
Federal Home Loan Bank 4.05%-4.285% due 1/11-3/8/2006	255,058	253,792
Barclays U.S. Funding Corp. 4.095%-4.37% due 1/9-3/16/2006	250,000	248,796
ANZ National (International) Ltd. 4.17%-4.37% due 2/3-3/20/2006[3]	225,000	223,609
ANZ (Delaware) Inc. 4.29% due 2/7/2006	25,000	24,888
Bank of Ireland 4.18%-4.34% due 2/6-2/27/2006[3]	245,300	244,042
Freddie Mac 4.07%-4.26% due 1/18-2/28/2006	237,020	235,740
Danske Corp. 4.11%-4.39% due 1/5-3/30/2006[3]	230,800	229,859
Rabobank USA Financial Corp. 4.09%-4.39% due 1/13-3/30/2006	228,900	227,660
IXIS Commercial Paper Corp. 4.15%-4.36% due 1/17-3/6/2006[3]	214,700	213,788
Depfa Bank PLC 4.11%-4.30% due 1/3-2/17/2006[3]	206,879	206,287
BNP Paribas Finance Inc. 4.11%-4.39% due 1/13-3/27/2006	201,100	199,843
Lloyds Bank PLC 4.11%-4.26% due 1/9-2/14/2006	200,000	199,407
Calyon North America Inc. 4.22%-4.365% due 1/30-3/13/2006	150,000	149,236
Calyon North America Inc. 4.235% due 2/2/2006	50,000	49,995
Allied Irish Banks N.A. Inc. 4.235%-4.35% due 1/31-3/15/2006[3]	200,000	198,770
Dexia Delaware LLC 4.18%-4.29% due 2/2-2/10/2006	193,700	192,881
HSBC USA Inc. 4.12%-4.42% due 1/3-3/29/2006	155,400	154,238
HSBC Bank USA 4.25% due 2/9/2006	25,000	24,996
Spintab AB (Swedmortgage) 4.17%-4.26% due 2/1-2/21/2006	178,650	177,786
CBA (Delaware) Finance Inc. 4.30%-4.385% due 2/21-3/20/2006	176,000	174,698
Royal Bank of Scotland PLC 4.03%-4.25% due 1/5-2/13/2006	175,000	174,494
Fannie Mae 4.07%-4.31% due 1/26-3/15/2006	167,484	166,328
Westpac Capital Corp. 4.29%-4.38% due 2/21-3/9/2006[3]	87,304	86,703
Westpac Trust Securities NZ Ltd. 4.19%-4.29% due 2/7-2/15/2006[3]	75,000	74,644
Edison Asset Securitization LLC 4.15%-4.16% due 1/19-1/23/2006[3]	106,700	106,443
General Electric Capital Corp. 4.19% due 1/27/2006	50,000	49,849
Wells Fargo Bank, N.A. 4.32%-4.40% due 2/2-3/6/2006	150,000	149,996
Amsterdam Funding Corp. 4.15%-4.32% due 1/12-2/24/2006[3]	150,000	149,473
Société Générale North America Inc. 4.355%-4.375% due 3/3-3/17/2006	150,000	148,759
KfW International Finance Inc. 4.23%-4.29% due 2/14-2/27/2006[3]	148,700	147,793
Park Avenue Receivables Co., LLC 4.08% due 1/6/2006[3]	55,300	55,263
Preferred Receivables Funding Corp. 4.27% due 1/12/2006[3]	50,000	49,929
J.P. Morgan Chase & Co. 4.10% due 1/11/2006	25,000	24,970
Toyota Motor Credit Corp. 4.24%-4.34% due 2/2-3/2/2006	102,100	101,522
Toyota Credit de Puerto Rico Corp. 4.32% due 3/2/2006	25,000	24,825
Siemens Capital Co. LLC 4.22%-4.36% due 2/8-3/9/2006	123,600	122,808
American Honda Finance Corp. 4.05%-4.26% due 1/9-1/25/2006	120,100	119,838
Old Line Funding, LLC 4.15%-4.30% due 1/6-1/17/2006[3]	61,600	61,541
Thunder Bay Funding, LLC 4.23% due 2/15/2006[3]	50,000	49,731
UBS Finance (Delaware) LLC 4.17%-4.38% due 1/26-3/28/2006	106,200	105,407
Variable Funding Capital Corp. 4.23%-4.26% due 1/17-1/19/2006[3]	100,000	99,787
ING (U.S.) Funding LLC 4.08%-4.25% due 1/12-2/1/2006	100,000	99,745
Canadian Imperial Holdings Inc. 4.19%-4.37% due 1/23-3/14/2006	100,000	99,501
CAFCO, LLC 4.18%-4.39% due 1/26-3/20/2006[3]	100,000	99,385
Bank of America Corp. 4.12%-4.37% due 1/25-3/15/2006	62,800	62,370
Ranger Funding Co. LLC 4.28% 1/20/2006[3]	25,000	24,940
Toronto-Dominion Holdings USA Inc. 4.235%-4.325% due 1/13-2/15/2006[3]	79,000	78,694
National Australia Funding (Delaware) Inc. 4.22%-4.27% due 1/9-1/18/2006[3]	77,100	76,973
Clipper Receivables Co., LLC 4.28%-4.32% due 1/23-2/24/2006[3]	75,000	74,705
European Investment Bank 4.245%-4.30% due 2/22-3/15/2006	58,962	58,534
DaimlerChrysler Revolving Auto Conduit LLC II 4.20%-4.40% due 1/13-3/21/2006	58,142	57,838
GlaxoSmithKline Finance PLC 4.23% due 2/16/2006	50,000	49,732
Atlantic Industries 4.30% due 2/17/2006[3]	50,000	49,724
BP Capital Markets America Inc. 4.00% due 1/17/2006	39,000	38,925
BMW U.S. Capital Corp. 4.25% due 1/19-2/7/2006[3]	37,200	37,071
Shell Finance (U.K.) PLC 4.13% due 1/24/2006[4]	35,000	34,903
Concentrate Manufacturing Co. of Ireland 4.26% due 1/27/2006[3]	34,700	34,589
Bank of Montreal 4.39% due 3/3/2006	25,000	24,997
Stadshypotek Delaware Inc. 4.33% due 2/27/2006[3]	20,000	19,862
Total Capital SA 4.36% due 3/30-3/31/2006[3]	14,400	14,242

Total short-term securities (cost: $6,998,908,000)		6,999,840

Total investment securities (cost: $51,109,241,000)		$70,609,892
Other assets less liabilities		193,396

Net assets		$70,803,288

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 257 of the fund's securities, including those in "Miscellaneous" (with aggregate value of $54,520,921,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2Security did not produce income during the last 12 months.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,753,335,000, which represented 3.89% of the net assets of the fund.
4This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information
 (dollars in thousands)

Gross unrealized appreciation on investment securities	$19,719,683
Gross unrealized depreciation on investment securities	(639,461)
Net unrealized appreciation on investment securities	19,080,222
Cost of investment securities for federal income tax purposes	51,529,670

MFGEFP-916-0206-S4523

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Mark E. Denning
Mark E. Denning, President and PEO

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark E. Denning
Mark E. Denning, President and PEO

Date: February 28, 2006

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and PFO

Date: February 28, 2006